Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 329	$ 343	$ 351	$ 272
Provision for credit losses
Originations	11	12	33	32
Maturities	(9)	(13)	(52)	(34)
Changes in risk, parameters and exposures	46	35	109	170
Write-offs	(35)	(31)	(100)	(91)
Recoveries	6	6	19	14
Exchange rate and other		(7)	(23)	(18)
Balance at end of period	337	345	337	345
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	97	98	95	80
Provision for credit losses
Transfers to stage 1	18	14	53	37
Transfers to stage 2	(6)	(6)	(19)	(17)
Transfers to stage 3			(1)	(1)
Originations	11	12	33	32
Maturities	(3)	(6)	(16)	(16)
Changes in risk, parameters and exposures	(18)	(16)	(48)	(22)
Exchange rate and other			2	3
Balance at end of period	99	96	99	96
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	116	114	117	86
Provision for credit losses
Transfers to stage 1	(18)	(14)	(53)	(37)
Transfers to stage 2	6	6	19	17
Transfers to stage 3	(5)	(4)	(16)	(10)
Maturities	(6)	(7)	(36)	(18)
Changes in risk, parameters and exposures	25	16	85	73
Exchange rate and other	(1)	2	1	2
Balance at end of period	117	113	117	113
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	116	131	139	106
Provision for credit losses
Transfers to stage 3	5	4	17	11
Changes in risk, parameters and exposures	39	35	72	119
Write-offs	(35)	(31)	(100)	(91)
Recoveries	6	6	19	14
Exchange rate and other	(10)	(9)	(26)	(23)
Balance at end of period	$ 121	$ 136	$ 121	$ 136